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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-3556

                   UMB Scout Tax-Free Money Market Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816)860-7512

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2005

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ITEM 1. SCHEDULE OF INVESTMENTS

UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                     PRINCIPAL
STATE                 AMOUNT                                                                                   VALUE
ALASKA
                                   Alaska Housing Finance Corp.
                     7,265,000          Variable Rate, 12/01/30                                           $ 7,265,000.00

ARIZONA
                                   Mesa, Arizona Municipal Development Corp., Commercial Paper
                     1,000,000          1.89%, 04/04/05                                                        1,000,000
                                   Salt River Project, Arizona, Commercial Paper
                     6,900,000          1.94%, 04/05/05                                                        6,900,000
                                   Tucson, Arizona
                       425,000          6.35%, 7/1/05                                                            429,431

CONNECTICUT
                                   Connecticut State Health & Education
                     1,000,000          Variable Rate, 05/15/14                                                1,000,000
                     1,500,000          Variable Rate, 02/15/21                                                1,500,000
                     1,500,000          Variable Rate, 07/01/29                                                1,500,000
                                   Connecticut State Housing Finance Authority
                     3,500,000          Variable Rate, 11/15/28                                                3,500,000

FLORIDA
                                   Dade County, Florida, Industrial Development
                       600,000          Variable Rate, 06/01/21                                                  600,000
                                   Florida Municipal Power Agency, Commercial Paper
                       500,000          1.89%, 04/04/05                                                          500,000
                     1,950,000          1.88%, 04/05/05                                                        1,950,000
                     1,000,000          2.02%, 5/25/05                                                         1,000,000

GEORGIA
                                   Cobb County, Georgia, Housing Authority Multifamily Housing
                     2,100,000          Variable Rate, 09/15/26                                                2,100,000
                                   Georgia Municipal Electric Authority
                       900,000          Variable Rate, 01/01/20                                                  900,000
                                   Fulton County, Georgia, Housing Authority Multifamily Housing
                     1,000,000          Variable Rate, 09/15/26                                                1,000,000

ILLINOIS
                                   Illinois Development Finance Authority Poll
                       910,000          Variable Rate, 11/01/12                                                  910,000
                                   Illinois Housing Development Authority
                     4,460,000          Variable Rate, 01/01/08                                                4,460,000
                                   Joliet, Illinois Regional Port Authority
                       400,000          Variable Rate, 10/01/24                                                  400,000

INDIANA
                                   St. Joseph County, Indiana, Educational Facilities
                     1,800,000          Variable Rate, 03/01/37                                                1,800,000

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
KANSAS
                                   Kansas, State Dept. of Transportation, Highway Revenue
                     6,000,000          Variable Rate, 03/01/12                                                6,000,000

MARYLAND
                                   Maryland Health & Higher Education, Commercial Paper
                     4,000,000          2.01%, 05/25/05                                                        4,000,000
                                   Montgomery County, Maryland, Housing Authority Multifamily Housing
                       550,000          Variable Rate, 08/01/15                                                  550,000

MASSACHUSETTS
                                   Massachusetts State Health & Education
                     2,900,000          Variable Rate, 08/01/15                                                2,900,000
                     3,400,000          Variable Rate, 11/01/26                                                3,400,000
                                   Massachusetts Water Resources Authority, Commercial Paper
                     5,000,000          1.82%, 05/04/05                                                        5,000,000

MISSISSIPPI
                                   Jackson County, Mississippi, Port Facilities
                     1,750,000          Variable Rate, 06/01/23                                                1,750,000

MISSOURI
                                   Ferguson , Missouri School District
                     3,000,000          3.00%, 05/01/05                                                        3,002,638
                                   Missouri, State Health & Educational
                     3,000,000          3.00%, 11/14/05                                                        3,021,636
                       500,000          Variable Rate, 09/01/30                                                  500,000
                       400,000          Variable Rate, 09/01/30                                                  400,000
                       400,000          Variable Rate, 09/01/30                                                  400,000
                     3,200,000          Variable Rate, 03/01/40                                                3,200,000

NEBRASKA
                                   Lincoln, Nebraska, Electrical Systems, Commercial Paper
                     2,000,000          1.88%, 04/04/05                                                        2,000,000
                     3,500,000          1.92%, 04/07/05                                                        3,500,000
                                   Omaha, Nebraska, Public Power, Commercial Paper
                     1,500,000          1.88%, 04/04/05                                                        1,500,000

NEVADA
                                   Clark County, Nevada, School District
                     1,300,000          Variable Rate, 06/15/21                                                1,300,000

OHIO
                                   Ohio State University
                     2,300,000          Variable Rate, 12/01/19                                                2,300,000

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
PENNSYLVANIA
                                   Beaver County, Pennsylvania, Pollution Control
                     2,650,000          Variable Rate, 12/01/20                                                2,650,000
                                   Delaware County, Pennsylvania
                       450,000          Variable Rate, 12/01/15                                                  450,000
                                   Schuylkill County, Pennsylvania
                     1,100,000          Variable Rate, 04/01/21                                                1,100,000

TENNESSEE
                                   Metro Nashville, Tennessee Government
                     7,540,000          Variable Rate, 11/01/33                                                7,540,000
                     5,500,000          Variable Rate, 10/01/44                                                5,500,000

TEXAS
                                   Dallas, Texas, Rapid Transit, Commercial Paper
                     5,000,000          1.90%, 04/07/05                                                        5,000,000
                     2,900,000          1.94%, 05/04/05                                                        2,900,000
                                   El Paso, Texas Water, Commercial Paper
                     2,125,000          2.04%, 05/24/05                                                        2,125,000
                                     Garland, Texas
                     5,000,000          2.05%, 06/15/29                                                        5,000,000
                                   Gulf Coast Waste Disposal, Texas
                     1,500,000          Variable Rate, 06/01/20                                                1,500,000
                       600,000          Variable Rate, 10/01/24                                                  600,000
                                   San Antonio, Texas, Water, Commercial Paper
                     2,600,000          1.94%, 05/03/05                                                        2,600,000
                     3,000,000          1.94%, 05/03/05                                                        3,000,000
                     3,500,000          2.05%, 05/16/05                                                        3,500,000
                                   Texas Municipal Power, Commercial Paper
                     2,000,000          1.93%, 04/04/05                                                        2,000,000
                                   Texas PFA, Commercial Paper
                     6,100,000          1.94%, 05/03/05                                                        6,100,000
                                   University of Texas, Commercial Paper
                     2,000,000          1.89%, 04/04/05                                                        2,000,000

UTAH
                                   Intermountain Power, Utah, Commercial Paper
                     1,000,000          1.88%, 04/04/05                                                        1,000,000
                                   Salt Lake City, Utah, Pollution Control
                     7,300,000          Variable Rate, 02/01/08                                                7,300,000

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

WASHINGTON
                                   Seattle, Washington, Water System
                     1,800,000          Variable Rate, 09/01/25                                                1,800,000
                                   Washington State, 96A
                     4,400,000          Variable Rate, 06/01/20                                                4,400,000
                                   Washington State, Public Power Supply #1
                     1,200,000          Variable Rate, 07/01/17                                                1,200,000
                                   Washington State, Public Power Supply #2a1
                     1,200,000          Variable Rate, 07/01/12                                                1,200,000
                                   Washington State, Public Power Supply #2a2
                     1,500,000          Variable Rate, 07/01/12                                                1,500,000

WISCONSIN
                                   Wisconsin State Government, Commercial Paper
                     3,000,000          1.84%, 04/05/05                                                        3,000,000

WYOMING
                                   Lincoln County, Wyoming, Pollution Control
                       840,000          Variable Rate, 11/01/14                                                  840,000
                     1,100,000          Variable Rate, 08/01/15                                                1,100,000

TOTAL INVESTMENTS (COST $160,343,705) - 98.4%                                                                160,343,705

Other assets less liabilities - 1.6%                                                                           2,673,746
                                                                                                          --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $1.00 per share; 1,000,000,000 shares of $0.01 par value
capital shares authorized; 163,098,367.260 shares outstanding)                                               163,017,451
                                                                                                          ==============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Schedules of investments

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NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS -- Each security listed on an exchange is valued at its last sales price on that exchange on the last business day of the period. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates fair value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

                                                         Continued on next page.

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NOTES TO SCHEDULES OF INVESTMENTS (Continued)

MARCH 31, 2005 (UNAUDITED)

AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


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At March 31, 2005, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:


                                             TAX-FREE
                                               MONEY
                                              MARKET
(in thousands)                                 FUND
----------------------------------------    -----------
Unrealized appreciation ................             --
Unrealized depreciation ................             --
                                            -----------
Net unrealized appreciation
 (depreciation).........................             --
                                            ===========
Cost of securities on a
 tax basis .............................    160,343,705
                                            ===========

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ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Tax-Free Money Market Fund, Inc.

/s/ James L. Moffett
---------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
---------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

/s/ Barbara J. Demmer
---------------------------
Barbara J. Demmer
Principal Financial Officer
May 17, 2005